Annual Total Returns [BarChart] - Janus Henderson Small/Mid Cap Growth Alpha ETF - Janus Henderson Small/Mid Cap Growth Alpha ETF	Feb. 28, 2021
Bar Chart Table:
Annual Return 2017	23.97%
Annual Return 2018	(3.94%)
Annual Return 2019	30.21%
Annual Return 2020	30.99%